Net Assets Held for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-term assets:
Property and equipment, net	$ 19,504	$ 4,126
Other	1,474	5
Assets held for sale	20,978	4,131
Current liabilities (included in other accrued liabilities)	(81)
Net Assets Held For Sale, Total	$ 20,897	$ 4,131